Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Balance and Transactions

12. Related Party Balance and Transactions

a. Due from related parties

(a)	Tai Wai (Stephen) Lam, a director and a shareholder of the Company.
(b)	Chi Weng Tam, a director, an executive officer and a shareholder of the Company.
(c)	PrimeTime Global Technologies Limited, controlled by DTXS FinTech Holdings Limited.
(d)	PrimeTime Global Markets Limited, controlled by DTXS PrimeTime Holdings Limited.
(e)	DTXS Fintech Holdings Limited, controlled by Metallic Icon Limited.
(f)	Metallic Icon Limited, controlled by Gaderway Investments Limited.
(g)	DTXS PrimeTime Holdings Limited, controlled by Metallic Icon Limited.
(h)	Gaderway Investments Limited, the shareholder of the Company.
(i)	Digital Mind Holdings Limited, controlled by Metallic Icon Limited.

As of December 31, 2021, 2022 and 2023, the balances of amounts due from related parties were as follows:

		2021	2022	2023	2023
		HK$	HK$	HK$	US$
Tai Wai (Stephen) Lam (a)	(1)	5,794,360	-	-	-
Chi Weng Tam (b)	(1)	3,338,543	-	-	-
PrimeTime Global Technologies Limited (c)	(2)	160,825	-	-	-
PrimeTime Global Markets Limited (d)	(3)	462,111	-	-	-
DTXS Fintech Holdings Limited (e)	(4)	14,319,362	-	-	-
Metallic Icon Limited (f)	(5)	58,172	-	-	-
DTXS PrimeTime Holdings Limited (g)	(6)	35,970	-	-	-
Gaderway Investments Limited (h)	(7)	62,300	-	-	-
Digital Mind Holdings Limited (i)	(8)	-	-	-	-
		24,231,643	-	-	-

(1)

The balance represented the advances to the directors. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.

(2)	The balance represented fund transfer which were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
(3)	The balance represented fund transfer which were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
(4)	The balance represented the expenses paid on behalf of DTXS Fintech Holdings Limited. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
(5)	The balance represented the expenses paid on behalf of Metallic Icon Limited and fund transfer. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
(6)	The balance represented the expenses paid on behalf of DTXS PrimeTime Holdings Limited. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
(7)	The balance represented the expenses paid on behalf of Gaderway Investments Limited. These amounts were unsecured, interest-free and repayable on demand. The outstanding balances have been assigned to Digital Mind Holdings Limited on June 29, 2022. The amounts due from related parties were presented as a reduction of the shareholder’s equity as of December 31, 2021 pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G.
(8)	On June 29, 2022, m-FINANCE entered into a sale debt assignment agreement with Digital Mind Holdings Limited, the then shareholder of m-FINANCE, in which m-FINANCE consented to the assignment of amounts owed from the related parties, including Tai Wai (Stephen) Lam, Chi Weng Tam, PrimeTime Global Technologies Limited, PrimeTime Global Markets Limited, DTXS Fintech Holdings Limited, Metallic Icon Limited, DTXS PrimeTime Holdings Limited and Gaderway Investments Limited in the total amount of HK$22,615,322 (equivalent to US$2,898,843) to Digital Mind Holdings Limited. The amounts due from related parties were presented as a reduction of the shareholder’s equity pursuant to the Codification of Staff Accounting Bulletins Topic 4, section G. The amounts due from related parties were presented as a reduction of the shareholder’s equity have been fully settled by (i) netting off the dividend payable in the amounts of HK$10,114,311 (equivalent to US$1,296,457) declared on August 15, 2022 and the remaining balance was settled in cash in August 2022.

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements

12. Related Party Balance and Transactions (Continued)

b. Accounts receivable – a related party

As of December 31, 2022 and 2023, the balances of accounts receivable from a related party were as follows:

		2022	2023	2023
		HK$	HK$	US$
PrimeTime Global Technologies Limited	(1)	242,379	410,899	52,606

(1)	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accounts receivable from PrimeTime Global Technologies Limited for the subscription income and commission income. The balance as at December 31, 2022 and 2023 has been settled on May 10, 2023 and February 22, 2024, respectively. For details, please refer to “e. Related Party Transactions” below.

c. Due to a related party

As of December 31, 2022 and 2023, the balances of amounts due to a related party were as follows:

		2022	2023	2023
		HK$	HK$	US$
Gaderway Investments Limited	(1)	306,110	306,110	39,190

(1)	Gaderway Investments Limited, the shareholder of the Company. The balance represented the amount advance to the Company. These amounts were unsecured, interest-free and repayable on demand.

d. Accrued expenses – a related party

As of December 31, 2022 and 2023, the balances of accrued expenses to a related party were as follows:

		2022	2023	2023
		HK$	HK$	US$
PrimeTime Global Markets Limited	(1)	290,160	-	-

(1)	PrimeTime Global Markets Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accrued expenses to PrimeTime Global Markets Limited for the subscription fee. For details, please refer to “e. Related Party Transactions” below.

e. Related Party Transactions

The following is a list of related parties which the Company has transactions with:

(a)	PrimeTime Global Technologies Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company.
(b)	PrimeTime Global Markets Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company.

For the years ended December 31, 2021, 2022 and 2023, the related party transactions were as follows:

		2021	2022	2023	2023
	Note	HK$	HK$	HK$	US$
Outsourcing fee paid to PrimeTime Global Technologies Limited (a)	1	875,358	113,410	-	-
Outsourcing fee paid to PrimeTime Global Markets Limited (b)	1	87,178	191,795	-	-
Subscription fee paid to PrimeTime Global Markets Limited (b)	2	320,566	290,160	-	-
Subscription fee received from PrimeTime Global Technologies Limited (a)	3	190,098	180,015	46,080	5,899
Sales commission received from PrimeTime Global Technologies Limited (a)	4	284,646	235,194	364,819	46,706

During the years ended December 31, 2022 and 2023, the Company declared dividends to its shareholders. For details, please refer to Note 13. Shareholders’ Equity.

Notes:

1.	The Company outsourced some works to the related parties, PrimeTime Global Markets Limited and PrimeTime Global Technologies Limited for handling software implementation work and supporting services including quality assurance, technical support and maintenance services for the Company and the related parties charged an outsourcing fee for providing such services. Since the Company wants to focus on its human resources for the developing new functions and upgrading existing functions, it outsources some of its ancillary works to related parties and independent third parties. The outsourcing fee was recorded as outsourcing fee in the cost of revenue.
2.	PrimeTime Global Markets Limited charged the Company for a subscription fee when the Company used PrimeTime Global Markets Limited’s white label services. While PrimeTime Global Markets Limited provided white label hosting support services, the related party transaction is conducive to the stability of the operation of the Company’s white label services. The subscription fee was recorded as expense to net off against the sundry income as other income incurred over the same period.
3.	The Company charged PrimeTime Global Technologies Limited for a subscription fee when it used the subscription services of the Company. The subscription income was recorded as revenue.
4.	The Company charged PrimeTime Global Technologies Limited for sales commission from business referred by the Company. The Company will charge a commission fee at an agreed percentage from the sales amount referred by the Company to PrimeTime Global Technologies Limited. The sales commission was recorded as commission income in the other income.

f. Personal guarantees from related parties for bank loans

Tai Wai (Stephen) Lam and Chi Weng Tam, the directors and shareholders of the Company, have jointly or severally provided personal guarantees for several bank loans of the Company. For details, please refer to Note 10.